Expense Example - Invesco VI Capital Appreciation Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	82	273	480	1,077	107	351	615	1,367